Document And Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Recruiter.com Group, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0001462223
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2021
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Transition Period	true
Entity Incorporation, State or Country Code	NV